Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	$ 9,742	$ 7,203
Liabilities	(2,741)	(2,486)
Assets (liabilities)	7,001	4,717
Level 1 | Recurring fair value measurement
Disclosure of Financial Assets and Liabilities [Line Items]
Assets (liabilities)	76	25
Level 1 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Liabilities	0	0
Level 1 | Recurring fair value measurement | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	76	25
Level 1 | Recurring fair value measurement | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 1 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 1 | Recurring fair value measurement | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 2 | Recurring fair value measurement
Disclosure of Financial Assets and Liabilities [Line Items]
Assets (liabilities)	116	18
Level 2 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Liabilities	0	(13)
Level 2 | Recurring fair value measurement | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 2 | Recurring fair value measurement | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	112	31
Level 2 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	4	0
Level 2 | Recurring fair value measurement | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 3 | Recurring fair value measurement
Disclosure of Financial Assets and Liabilities [Line Items]
Assets (liabilities)	36	37
Level 3 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Liabilities	0	0
Level 3 | Recurring fair value measurement | Investments
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 3 | Recurring fair value measurement | Trade receivables from provisional concentrate sales
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 3 | Recurring fair value measurement | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	0	0
Level 3 | Recurring fair value measurement | Contingent consideration
Disclosure of Financial Assets and Liabilities [Line Items]
Assets	$ 36	$ 37